COSTS AND EXPENSES BY NATURE (Details) - Schedule of payments for leases of low-value assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COSTS AND EXPENSES BY NATURE (Details) - Schedule of payments for leases of low-value assets [Line Items]
Payments for leases of low-value assets	$ 31,982
Total	$ 31,982
Restated [Member]
COSTS AND EXPENSES BY NATURE (Details) - Schedule of payments for leases of low-value assets [Line Items]
Payments for leases of low-value assets		$ 27,929	$ 35,240
Total		$ 27,929	$ 35,240